Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 177,076.02
Previously Paid Amount	20.43
Total Fee Amount	22.96
Total Offset Amount	0.00
Net Fee	$ 2.53
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A